Discontinued Operation - Schedule of Deferred and Contingent Considerations (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 04, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Total gain on financial instruments, net			$ 58.1	$ 0.0	$ 0.0
Current portion of Asanko deferred and contingent considerations	$ (28.1)		(28.1)	(23.3)
Non-current portion of Asanko deferred and contingent considerations	22.0		22.0	44.6
Asanko Gold
Disclosure of analysis of single amount of discontinued operations [line items]
– Present value/Fair value at beginning of the year (2024: 4 March 2024)				67.9		$ 61.1
Total gain on financial instruments, net			7.2	6.8
– Settlement of US$US$25 million deferred consideration on 31 December 2025	(25.0)	$ (85.0)	(25.0)	0.0
Asanko deferred and contingent considerations	50.1		50.1	67.9
Current portion of Asanko deferred and contingent considerations	(28.1)		(28.1)	(23.3)
Non-current portion of Asanko deferred and contingent considerations	$ 22.0		$ 22.0	$ 44.6